Risk management - Structural Equity Risk (Details) - Equity price risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 4.8	€ 2.8	€ 1.9
Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
VaR	€ 170.0	€ 180.1	€ 261.6